Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Financial Liabilities
Summary of other non-financial liabilities

In € thousand	12/31/2022	12/31/2021
Vacation accruals	2,474	2,488
Value added tax payables	—	242
Payroll tax and social security	3,497	2,992
Miscellaneous other current non-financial liabilities	2,596	338
Total other non-financial liabilities	8,567	6,060